Transactions with shareholders, related parties and affiliated entities - Summary of detail of loans (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Affiliated [Member]
Disclosure of transactions between related parties [line items]
Current loans and receivables	S/ 1,127,108	S/ 1,121,915
Associates [Member]
Disclosure of transactions between related parties [line items]
Current loans and receivables	280,052	307,269
Related parties [member]
Disclosure of transactions between related parties [line items]
Current loans and receivables	1,407,160	1,429,184
Direct Loans [Member] | Affiliated [Member]
Disclosure of transactions between related parties [line items]
Current loans and receivables	1,108,276	1,076,393
Direct Loans [Member] | Associates [Member]
Disclosure of transactions between related parties [line items]
Current loans and receivables	209,177	247,187
Direct Loans [Member] | Related parties [member]
Disclosure of transactions between related parties [line items]
Current loans and receivables	1,317,453	1,323,580
Indirect Loans [Member] | Affiliated [Member]
Disclosure of transactions between related parties [line items]
Current loans and receivables	18,832	45,522
Indirect Loans [Member] | Associates [Member]
Disclosure of transactions between related parties [line items]
Current loans and receivables	70,875	60,082
Indirect Loans [Member] | Related parties [member]
Disclosure of transactions between related parties [line items]
Current loans and receivables	S/ 89,707	S/ 105,604